Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CastleArk Large Growth ETF | CastleArk Large Growth ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	10.67%	26.55%
Frontier Asset Absolute Return ETF | Frontier Asset Absolute Return ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	10.57%
Frontier Asset Core Bond ETF | Frontier Asset Core Bond ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	6.33%
Frontier Asset Opportunistic Credit ETF | Frontier Asset Opportunistic Credit ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	6.58%
Frontier Asset Global Small Cap Equity ETF | Frontier Asset Global Small Cap Equity ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	21.32%
Frontier Asset Total International Equity ETF | Frontier Asset Total International Equity ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	29.04%
Frontier Asset U.S. Large Cap Equity ETF | Frontier Asset U.S. Large Cap Equity ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	14.36%
KOPERNIK GLOBAL ALL-CAP FUND | CLASS I SHARES
Prospectus [Line Items]
Annual Return [Percent]	64.79%	(0.30%)	13.41%	(9.03%)	16.86%	37.23%	9.97%	(11.07%)	8.95%	52.00%
KOPERNIK INTERNATIONAL FUND | CLASS I SHARES
Prospectus [Line Items]
Annual Return [Percent]	54.88%	(3.65%)	13.82%	(14.05%)	16.60%	18.94%	16.36%	(6.25%)	10.50%	25.98%
PMV Adaptive Risk Parity ETF | PMV Adaptive Risk Parity ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	18.86%	13.34%	3.65%